SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Equity [Abstract]
Number of Options, beginning balance
Number of Warrants, beginning balance		88,889	88,889		53
Number of Options and Warrants,Total, beginning balance		88,889	88,889		53
Warrants expired, Options
Warrants expired, Warrants					(20)
Warrants expired,Total					(20)
Warrants expired, Options
Warrants expired, Warrants					$ (33)
Warrants expired,Total					(33)
Warrants issued, Options	[1]			[2]		[2]
Warrants issued, Warrants	[1]			[2]	3,333	[2]
Warrants issued,Total	[1]			[2]	3,333	[2]
Cashless exercise of warrants, Options	[1]
Cashless exercise of warrants, Warrants	[1]				(3,333)
Cashless exercise of warrants,Total	[1]				(3,333)
Two warrants issued on October 14, 2021, Options	[3]
Two warrants issued on October 14, 2021, Warrants	[3]				88,889
Two warrants issued on October 14, 2021,Total	[3]				88,889
Number of Options, ending balance
Number of Warrants, ending balance			88,889		88,889
Number of Options and Warrants,Total, ending balance		88,889	88,889		88,889

[1]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 3,333 shares of the Company’s common stock at an exercise price of $30.00 for a term of 5-years. On September 21, 2021, the Company issued Labrys 3,008 shares of common stock as a cashless exercise of the warrant.
[2]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 3,333 shares of the Company’s common stock at an exercise price of $30.00 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.
[3]	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”). As part and parcel of the foregoing transaction, each of the Investors was issued 1,533 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 44,444 shares of the Company’s common stock at an exercise price of $22.50 for a term of 5-years. The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA. The Registration Statement on Form S-1 was filed with the Securities and Exchange Commission on October 28, 2021 and declared effective on November 10, 2021. The transaction closed on October 19, 2021.